As filed with the Securities and Exchange Commission on July 30, 2012.

Registrations Nos. 333-122914

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 194	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943

(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage

Assistant Vice President

Pacific Life & Annuity Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on , pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on October 1, 2012 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Portfolios and Pacific Portfolios for Chase individual flexible premium deferred variable annuity contracts.

Filing fee: None

Prospectus

(Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.)

Supplement Dated October 1, 2012 To The Prospectus Dated May 1, 2012

For The Pacific Value Select, Pacific Value Edge, Pacific Portfolios, And Pacific Portfolios For Chase

Variable Annuity Contracts Issued By Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the applicable Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life & Annuity Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2012, as supplemented.

The purpose of this supplement is to modify the annual charges for certain optional living benefit riders and to add additional Investment Options.

For Income Access and Guaranteed Protection Advantage 3 optional living benefit riders with a Rider Effective Date on or after October 1, 2012, all references in the Prospectus to the current/annual charge percentage and the maximum annual charge percentage will change to the following:

	Current/Annual Charge Percentage	Maximum Annual Charge Percentage
Income Access	1.10%	1.75%
Guaranteed Protection Advantage 3 (GPA 3)	1.30%	1.75%

If you purchased the above referenced riders and your Rider Effective Date is before October 1, 2012, the rider charge percentage changes do not apply to you.

Effective October 1, 2012, all references in the Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

Current/Annual Charge Percentage
CoreIncome Advantage Plus (Single)	0.40%
CoreIncome Advantage Plus (Joint)	0.60%
CoreIncome Advantage 5 Plus (Single)	0.80%
CoreIncome Advantage 5 Plus (Joint)	1.00%
CoreProtect Advantage	1.00%

If you purchased one of the above referenced riders and your Rider Effective Date is before October 1, 2012, the new percentage will not apply unless a Reset occurs as disclosed in your Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Prospectus for complete information.

On or about October 1, 2012, the following Investment Options will be available:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Global Absolute Return	Seeks to provide total return.	Eaton Vance Management
Currency Strategies	Seeks to provide total return.	UBS Global Asset Management (Americas), Inc.
Precious Metals	Seeks long-term growth of capital.	Wells Capital Management Incorporated

For more information on the new Pacific Select Fund portfolios, including a discussion of the investment techniques, charges and expenses, and risks associated with each portfolio’s investments, see the Pacific Select Fund prospectus. You can obtain a Pacific Select Fund prospectus by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.htm.

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2011 and for each of the periods presented which are incorporated by reference from the 2011 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report

Statements of Financial Condition

Statements of Operations

Statements of Stockholder’s Equity

Statements of Cash Flows

Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD)[19]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers[6]

4.	(a)	Pacific Portfolios — Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2116)[1]

	(b)	Qualified Retirement Plan Rider (Form No. 20-24200)[1]

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[1]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156)[11]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)[1]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)[1]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)[1]

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-23500)[1]

	(h)	Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1)[1]

	(i)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118)[5]

	(j)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120)[5]

(2) Excess Withdrawal Endorsement (Form No. 15-2152A)[10]

	(k)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131)[7]

(2) Excess Withdrawal Endorsement (Form No. 15-2152)[10]

	(l)	(1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135)[8]

(2) Excess Withdrawal Endorsement (Form No. 15-2152B)[10]

	(m)	Guaranteed Protection Advantage 3 Rider (Form No. 20-2144)[9]

	(n)	(1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146)[9]

(2) Excess Withdrawal Endorsement (Form No. 15-2152)[10]

	(o)	Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153)[10]

	(p)	Guaranteed Withdrawal Benefit Rider (Form No. 20-2154)[10]

	(q)	Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155)[10]

	(r)	Income Access Rider (Form No. 20-2104)[11]

	(s)	Core Withdrawal Benefit Rider (Form No. 20-2162)[12]

	(t)	DCA Plus Fixed Option Rider (Form No. 20-2103)[13]

	(u)	Guaranteed Withdrawal Benefit IV Rider (Form No. 20-2176)[14]

	(v)	Core Withdrawal Benefit II Rider (Form No. 20-2178)[15]

	(w)	Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. 20-2194)[16]

	(x)	Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. 20-2195)[16]

	(y)	Guaranteed Withdrawal Benefit VII Rider — Single Life (Form No. 20-2204)[18]

	(z)	Guaranteed Withdrawal Benefit VII Rider — Joint Life (Form No. 20-2205)[18]

5.	(a)	Variable Annuity Application for Pacific Portfolios (Form No. 25-2116)[1]

	(b)	Variable Annuity Application for Pacific Portfolios for Chase (Form No. N711-5A)[4]

	(c)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B)[3]

	(d)	Variable Annuity Application for Pacific Portfolios (Form No. 25-2116-1)[6]

	(e)	Variable Annuity Application for Pacific Portfolios for Chase (Form No. 25-2116-1)[6]

	(f)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B)[6]

	(g)	Pacific Portfolios for Chase Portfolio Optimization Enrollment/Rider Request Form (Form No. N710-6B)[6]

6.	(a)	Articles of Incorporation of PM Group Life[1]

	(b)	Amended and Restated Articles of Incorporation of PL&A1

	(c)	By-laws of Pacific Life & Annuity Company[1]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios)[1]

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[1]

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[2]

	(d)	Fund Participation Agreement Between Pacific Life & Annuity Company, JPMorgan Investment Trust, JPMorgan Investment Advisors Corporation, and JPMorgan Funds Management, Inc.[4]

	(e)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[6]

	(f)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[10]

	(g)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[10]

(1) Amendment to Participation Agreement[15]

	(h)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[10]

(1) First Amendment to Participation Agreement[15]

(2) Second Amendment to Participation Agreement[18]

	(i)	Form of AllianceBernstein Investment, Inc. Administrative Services Agreement[10]

	(j)	Form of BlackRock Distributors, Inc. Administrative Service Agreement[10]

(1) Amendment to Administrative Services Agreement[15]

	(k)	Form of Franklin Templeton Service, LLC Administrative Services Agreement[10]

(1) First Amendment to Administrative Services Agreement[15]

	(l)	Form of AIM Variable Insurance Funds Participation Agreement[11]

(1) First Amendment to Participation Agreement[20]

	(m)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[11]

	(n)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[11]

	(o)	Form of GE Investments Funds, Inc. Participation Agreement[11]

(1) Amendment to Participation Agreement[15]

	(p)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated)[15]

	(q)	Form of Van Kampen Life Investment Trust Participation Agreement[11]

	(r)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[11]

	(s)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[11]

	(t)	Form of GE Investments Funds, Inc. Investor Services Agreement[15]

(1) First Amendment to Investor Services Agreement[15]

	(u)	Form of PIMCO Variable Insurance Trust Participation Agreement[15]

(1) First Amendment to Participation Agreement[18]

(2) Second Amendment to Participation Agreement[18]

	(v)	Form of Allianz Global Investors Distributors LLC Selling Agreement[15]

	(w)	Form of PIMCO LLC Services Agreement[15]

	(x)	Form of MFS Variable Insurance Trust Participation Agreement[17]

(1) First Amendment to Participation Agreement[17]

(2) Second Amendment to Participation Agreement[18]

	(y)	Form of MFS Variable Insurance Trust Administrative Services Agreement[17]

	(z)	Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Funds V).[20]

(1) First Amendment to Participation Agreement[20]

(2) Second Amendment to Participation Agreement[20]

	(aa)	Service Contract with Fidelity Distributors Corporation[20]

(1) Amendment to Service Contract[20]

	(bb)	Participation Agreement with First Trust Variable Insurance Trust[20]

	(cc)	Administrative Services Agreement with First Trust Variable Insurance Trust[20]

	(dd)	Support Agreement with First Trust Advisors L.P.[20]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[20]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[20]

[1]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.
[2]	Included in Registration Statement on Form N-4, File No. 333-71081, as Exhibit 8(f), Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.
[3]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000404, filed on May 27, 2005, and incorporated by reference herein.
[4]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000582, filed on August 3, 2005, and incorporated by reference herein.
[5]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-05-000913, filed on October 17, 2005, and incorporated by reference herein.
[6]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.
[7]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000892569-06-001255, filed on October 19, 2006, and incorporated by reference herein.
[8]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-000471, filed on April 19, 2007, and incorporated by reference herein.
[9]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-07-001584, filed on December 28, 2007, and incorporated by reference herein.
[10]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001274, filed on September 11, 2008, and incorporated by reference herein.
[11]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-08-001556, filed on December 4, 2008, and incorporated by reference herein.
[12]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000892569-09-000476, filed on April 23, 2009, and incorporated by reference herein.
[13]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-09-029427, filed on August 4, 2009, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-09-070787, filed on December 15, 2009, and incorporated by reference herein.
[15]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-037061, filed on April 22, 2010, and incorporated by reference herein.
[16]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-10-115927, filed on December 23, 2010, and incorporated by reference herein.
[17]	Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-10-037538, filed on April 23, 2010, and incorporated by reference herein.
[18]	Included in Registrant’s Form N-4, File No. 333-136598, Accession No. 0000950123-11-037694, filed on April 21, 2011, and incorporated by reference herein.
[19]	Included in Registrant’s Form N-4, File No. 333-107571, Accession No. 0000950123-11-061494, filed on June 24, 2011, and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4, File No. 333-122914, Accession No. 0000950123-12-006362 filed on April 23, 2012, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, Chairman and Chief Executive Officer

Khanh T. Tran	Director and President

Adrian S. Griggs	Executive Vice President and Chief Financial Officer

Sharon A. Cheever	Director, Senior Vice President and General Counsel

Jane M. Guon	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED

ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Portfolios—Approximately	84	Qualified
	68	Non Qualified

Pacific Portfolios for Chase—Approximately	183	Qualified
	165	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 30th day of July, 2012.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman and Chief Executive Officer	July 30, 2012
James T. Morris*

	Director and President	July 30, 2012
Khanh T. Tran*

	Executive Vice President and Chief Financial Officer	July 30, 2012
Adrian S. Griggs*

	Director, Senior Vice President and General Counsel	July 30, 2012
Sharon A. Cheever*

	Director, Vice President and Secretary	July 30, 2012
Jane M. Guon*

	Senior Vice President and Chief Accounting Officer	July 30, 2012
Edward R. Byrd*

	Vice President and Controller	July 30, 2012
Brian D. Klemens*

	Executive Vice President	July 30, 2012
Dewey P. Bushaw*

	Senior Vice President and Treasurer	July 30, 2012
Denis P. Kalscheur*

*By:	/s/ SHARON A. CHEEVER	July 30, 2012
Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 19 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-122914, Accession No. 0000950123-12-006362, filed on April 23, 2012, as Exhibit 13.)